Biological assets - Significant Unobservable Inputs (Details)	12 Months Ended
	Dec. 31, 2025 uSDollarPerHectare tonPerHectare kilogramPerTon uSDollarPerTonOfCane	Dec. 31, 2024 uSDollarPerHectare tonPerHectare kilogramPerTon uSDollarPerTonOfCane
Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate applied to cash flow projections	16.91%	13.61%
Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate applied to cash flow projections	7.00%	2.00%
Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate applied to cash flow projections	7.00%	2.00%
Bottom of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	50	50
TRS value | kilogramPerTon	120	120
Maintenance costs	550	550
Harvest costs | uSDollarPerTonOfCane	7.0	7.0
Leasing costs | tonPerHectare	12.0	12.0
Bottom of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.7	0.5
Commercial costs	15	11
Production costs	136	291
Bottom of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.70	0.60
Commercial costs	10	9
Production costs	157	187
Bottom of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.1	0.1
Commercial costs	9	12
Production costs	203	186
Bottom of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	1.2	0.9
Commercial costs	19	19.0
Production costs	902	750.0
Bottom of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.3	0.4
Commercial costs	9	11
Production costs	291	195
Bottom of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	7.3	4.9
Commercial costs	5	18
Production costs	1,082	1,275
Top of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	100	100
TRS value | kilogramPerTon	140	140
Maintenance costs	850	850
Harvest costs | uSDollarPerTonOfCane	13.0	13.0
Leasing costs | tonPerHectare	14.4	14.4
Top of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	3.1	2.8
Commercial costs	55	73
Production costs	1,209	1,184
Top of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	7.5	7.0
Commercial costs	56	57
Production costs	964	1,031
Top of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	5,700.0	4,900.0
Commercial costs	57	71
Production costs	1,286	1,054
Top of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	5.3	6.3
Commercial costs	70	70.0
Production costs	2,543	2,007
Top of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	12	13
Commercial costs	61	63
Production costs	1,633	1,616
Top of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	7.9	7.4
Commercial costs	54	53
Production costs	1,480	2,438